Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2013
Inventory Disclosure [Abstract]
Increase in inventory	$ 1.1
Reduction to costs of sales	$ 1.1